Reconciliation of Liabilities Arising from Financing Activities - CLP ($) $ in Millions				12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Mortgage finance bonds	$ 850	$ 1,444	$ 2,377	$ 521	$ 850	$ 1,444
Bonds	10,758,098	10,398,435	10,276,475	11,887,423	10,758,098	10,398,435
Obligations with banks	1,103,468	1,012,134	1,049,155	1,296,751	1,103,468	1,012,134
Obligations with the Central Bank of Chile		4,348,581	4,348,521			4,348,581
Other financial obligations	284,479	339,305	344,030	367,323	284,479	339,305
Dividends paid				(995,380)	(815,932)	(866,929)
Dividend payment and/or withdrawals of paid-in capital related to subsidiaries corresponding to the non-controlling interest						(1)
Total liabilities from financing activities	$ 12,146,895	$ 16,099,899	$ 16,020,558	12,556,638	11,330,963	15,232,969
Net Cash Flow
Mortgage finance bonds				(350)	(639)	(1,012)
Bonds				699,286	(485,750)	(640,895)
Obligations with banks				318,702	91,361	(42,479)
Obligations with the Central Bank of Chile					(4,348,400)
Other financial obligations				88,501	(54,819)	(4,704)
Dividends paid				(995,380)	(815,932)	(866,929)
Dividend payment and/or withdrawals of paid-in capital related to subsidiaries corresponding to the non-controlling interest						(1)
Total liabilities from financing activities				110,759	(5,614,179)	(1,556,020)
Acquisition / (Disposals)
Mortgage finance bonds
Bonds
Obligations with banks
Obligations with the Central Bank of Chile
Other financial obligations
Dividends paid
Dividend payment and/or withdrawals of paid-in capital related to subsidiaries corresponding to the non-controlling interest
Total liabilities from financing activities
Foreign currency
Mortgage finance bonds
Bonds				(171,603)	186,418	113,061
Obligations with banks				(124,660)	(27)	5,458
Obligations with the Central Bank of Chile
Other financial obligations				(5,657)
Dividends paid
Dividend payment and/or withdrawals of paid-in capital related to subsidiaries corresponding to the non-controlling interest
Total liabilities from financing activities				(301,920)	186,391	118,519
UF Movement
Mortgage finance bonds				21	45	79
Bonds				601,642	658,995	649,794
Obligations with banks				(759)
Obligations with the Central Bank of Chile					(181)	60
Other financial obligations					(7)	(21)
Dividends paid
Dividend payment and/or withdrawals of paid-in capital related to subsidiaries corresponding to the non-controlling interest
Total liabilities from financing activities				$ 600,904	$ 658,852	$ 649,912